Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Delaware Cash Reserve® Fund))	0 Months Ended
Jul. 27, 2012
Class A
Operating Expenses:
Management fees	0.45%
Distribution and service (12b-1) fees	none
Other expenses	0.25%
Total annual fund operating expenses	0.70%
Class B
Operating Expenses:
Management fees	0.45%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.25%
Total annual fund operating expenses	1.70%
Class C
Operating Expenses:
Management fees	0.45%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.25%
Total annual fund operating expenses	1.70%
Consultant Class
Operating Expenses:
Management fees	0.45%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.25%
Total annual fund operating expenses	1.00%